Significant Accounting Policies - Additional Information (Detail) - USD ($)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Federal deposit insurance corporation coverage limit	$ 250,000	$ 250,000
Unrecognized tax benefits	0	0
Income tax penalties and interest accrued	$ 0	$ 0
Common shares subject to redemption	17,250,000	17,250,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15,800,000
Deferred tax assets	$ 40,359	$ 286,000
Financing costs - derivative warrant liabilities	410,849
Private Placement Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		15,800,000
IPO [Member]
Financing costs - derivative warrant liabilities	$ 400,000
IPO [Member] | Public Warrants [Member]
Class of warrant or right,issued during the period	8,625,000
IPO [Member] | Private Placement Warrants [Member]
Class of warrant or right,issued during the period	7,175,000